Basis of Consolidation	3 Months Ended
Nov. 30, 2017
Basis of Consolidation [Text Block]
4.	Basis of Consolidation

The unaudited interim consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiary, Lexaria CanPharm Corp. which was incorporated on April 4, 2014 under the laws of Canada, and wholly-owned subsidiary PoViva Tea, LLC (2017 - 51% owned) which was incorporated on December 12, 2014, under the laws of the State of Nevada, and the 50% owned subsidiary Ambarii Trade Corporation, which has no assets or liabilities, that was incorporated on April 24, 2017 under the laws of the Province of British Columbia. All significant inter-company balances and transactions have been eliminated.